Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-Based Compensation
Share-Based Compensation
We adopted the QIAGEN N.V. Amended and Restated 2005 Stock Plan (the Plan) in 2005. The Plan allows for the granting of stock rights and incentive stock options, as well as non-qualified options, stock grants and stock-based awards, generally with terms of up to 10 years, subject to earlier termination in certain situations. Generally, options vest over a three-year period. The vesting and exercisability of certain stock rights will be accelerated in the event of a Change of Control, as defined in the Plan. To date, all option grants have been at the market value on the grant date or at a premium above the closing market price on the grant date. We issue new Common Shares to satisfy option exercises and had approximately 16.4 million Common Shares reserved and available for issuance under this plan at December 31, 2013.
Stock Options
During the years ended December 31, 2013 and 2012, we granted 543,903 and 592,829 stock options, respectively. The following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Stock price volatility	27%	34%	34%
Risk-free interest rate	0.88%	0.82%	1.88%
Expected life (in years)	4.93	4.89	4.97
Dividend rate	0%	0%	0%
Forfeiture rate	4.1%	5.9%	6.1%

A summary of the status of employee stock options as of December 31, 2013 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2013	5,333	$14.16
Granted	544	$20.26
Exercised	(2,398)	$10.59
Forfeited	(46)	$20.19
Expired	(39)	$16.93
Outstanding at December 31, 2013	3,394	$17.54	5.56	$21,265
Vested at December 31, 2013	2,321	$16.99	4.19	$15,823
Vested and expected to vest at December 31, 2013	3,344	$17.54	5.51	$21,004

Generally, stock option grants are valued as a single award with a single average expected term and are amortized over the vesting period. The weighted-average grant-date fair value of options granted during the years ended December 31, 2013, 2012 and 2011 was $4.94, $4.80 and $6.49, respectively. The total intrinsic value of options exercised during the years ended December 31, 2013 and 2012 was $25.3 million and $7.2 million, respectively. At December 31, 2013, the unrecognized share-based compensation expense related to employee stock option awards including estimated forfeitures is approximately $3.2 million and will be recognized over a weighted average period of approximately 1.58 years.
At December 31, 2013, 2012 and 2011, options were exercisable with respect to 2.3 million, 4.3 million and 5.5 million. Common Shares at a weighted average price of $16.99, $13.18 and $12.37 per share, respectively. The options outstanding at December 31, 2013 expire in various years through 2023.
Stock Units
Stock units represent rights to receive Common Shares at a future date and include restricted stock units which are subject to time-vesting only and performance stock units which include performance conditions in addition to time-vesting. There is no exercise price and the fair market value at the time of the grant is recognized over the requisite vesting period, generally 10 years. The fair market value is determined based on the number of restricted stock units granted and the market value of our shares on the grant date. Pre-vesting forfeitures were estimated to be approximately 4.7%. At December 31, 2013, there was $123.4 million remaining in unrecognized compensation cost including estimated forfeitures related to these awards, which is expected to be recognized over a weighted average period of 2.97 years. The weighted average grant date fair value of stock units granted during the year ended December 31, 2013 was $21.30. The total fair value of stock units that vested during the years ended December 31, 2013 and 2012 was $22.6 million and $13.3 million, respectively.
A summary of stock units as of December 31, 2013 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2013	6,921
Granted	4,296
Vested	(1,097)
Forfeited	(424)
Outstanding at December 31, 2013	9,696	2.97	$231,002
Vested and expected to vest at December 31, 2013	8,561	2.82	$202,524

Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2013, 2012 and 2011 totaled approximately $37.9 million, $25.4 million and $19.5 million, respectively, as shown in the table below. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $3.1 million, $1.5 million and $4.2 million, respectively, for the years ended December 31, 2013, 2012 and 2011.

Compensation Expense (in thousands)	2013	2012	2011
Cost of sales	$3,337	$2,328	$1,672
Research and development	7,632	4,167	3,055
Sales and marketing	10,412	6,123	4,285
General and administrative	16,554	12,737	10,528
Share-based compensation expense	37,935	25,355	19,540
Less: income tax benefit	8,832	5,630	4,231
Net share-based compensation expense	$29,103	$19,725	$15,309

During year ended December 31, 2013, we recognized expense of $1.4 million in connection with retirement provisions for Supervisory Board members. No share-based compensation cost was capitalized in inventory in 2013, 2012 or 2011 as the amounts were not material.